Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding	The outstanding principal balances on each loan facility as at June 30, 2019 and December 31, 2018 were as follows:

	As at
	Jun 30, 2019	Dec 31, 2018
NIBC Bank Facility	6,755,000	7,465,000
CACIB Bank Facility	29,900,000	31,300,000
ABN/DVB/NIBC Joint Bank Facility	78,684,460	92,131,594
Nordea/SEB Joint Bank Facility	82,721,761	86,371,847
ABN AMRO Revolving Facility	13,113,814	14,994,279
Total debt	211,175,035	232,262,720
Deferred finance fees	(3,129,092)	(3,908,472)
Net total debt	208,045,943	228,354,248
Current portion of long-term debt	21,017,892	24,217,892
Current portion of deferred finance fees	(1,246,068)	(1,383,349)
Total current portion of long-term debt	19,771,824	22,834,543
Non-current portion of long-term debt	188,274,119	205,519,705

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2019
2019	10,508,946
2020	34,131,706
2021	24,222,892
2022	142,311,491
211,175,035